Long-term Debt	12 Months Ended
Dec. 31, 2021
Long-term Debt
Long-term Debt

Note 6 – Long-term Debt

Long-term debt at December 31 is as follows:

	2021	2020
Various equipment notes payable to banks in monthly installments ranging from $1 to $2, including interest at 6.255 percent to 12.18 percent maturing from April 2022 through December 2022. The notes are collateralized by the financed equipment and guaranteed by a stockholder of the Company.	$130	$270
Note payable to a bank in monthly installments beginning on January 1, 2020 of $91, plus interest at the greater of 6.00 percent per annum or the prime rate plus 1.00 percent through December 7, 2021, the date the note was settled.	—	2,454
Total	130	2,724
Less current portion	120	1,235
Long-term portion	$10	$1,489

The balance of the above debt matures as follows:

Years Ending	Amount
2022	120
2023	8
2024	2
Total	$130

Note Payable

On December 7, 2021, prior to the Business Combination, the Company used available cash to pay off the outstanding balance and remaining fees of a note payable to a commercial bank. The Company was subject to certain restrictive covenants as of the years ended December 31, 2020 and remaining reporting periods in 2021 under the terms of the note payable. The note payable contained customary representations, warrants and covenants. As of December 31, 2020, the note payable required the Company to maintain an adjusted quick ratio at the last day of each month of not less than 1.25. The adjusted quick ratio was defined as cash plus net accounts receivable divided by current liabilities net of deferred revenue. The note payable financial covenants required the Company to maintain $1,750 in unrestricted and unencumbered cash in accounts with the bank beginning December 31, 2020 through the remaining term of the note payable. The Company was in compliance with all financial covenants as of December 31, 2020, and each subsequent reporting date through the loan payoff on December 7, 2021.

Interest expense on long-term debt for 2021 and 2020 was $131 and $196, respectively.